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Metropolitan Life Insurance Company
501 Boylston Street
Boston, MA 02116

May 3, 2012

Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Re:  Metropolitan Life Insurance Company
     Paragon Separate Account C
     File Nos. 333-133678, 333-133673 and 811-07982
     Rule 497(j) Certification
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Commissioners:

   On behalf of Metropolitan Life Insurance Company (the "Company") and Paragon Separate Account C (the "Account"), I hereby certify, pursuant to paragraph
(j) of Rule 497 under the Securities Act of 1933, that the form of Prospectus and Statement of Additional Information dated April 30, 2012 being used for certain variable life policies offered by the Company through the Account and otherwise required to be filed under paragraph (c) of Rule 497 does not differ from the Prospectus and Statement of Additional Information contained in the Post-Effective Amendments No. 9 to the Registration Statements for the Account filed with the Commission on April 17, 2012.

Please call the undersigned at (617) 578-3031 with any questions.

Sincerely,

/s/ John E. Connolly, Jr.
John E. Connolly, Jr., Esq.
Assistant General Counsel